SUBSEQUENT EVENTS (Details Narrative) - Series A Preferred Stock [Member] - Standard Waste Services L L C [Member]	Jan. 12, 2024 USD ($) shares
Stock issued during period shares, new issues | shares	612,000
Total principal value	$ 2,859,898
Cash consideraion	4,652,500
Closing deposits	$ 652,500